DUE FROM RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Due From Related Parties
DUE FROM RELATED PARTIES

NOTE 7 — DUE FROM RELATED PARTIES

Due from related parties as of December 31, 2023 and 2022 represents amounts receivable from related entities of the Company. The receivables are unsecured, bear no interest, non-trade in nature and are due on demand. The due from related parties (Long term) are recoverable within average life of three years.

	As of December 31,
	2023	2022

Due from related parties (Short term)
Accounts Receivable – Shareholders	$-	$60,280
Due from MSJ Foundation	26,276	102,356
Due from Entrepreneur Resorts Limited and Subsidiaries	4,782,251	-
Others	158,206	188,721
Total due from related parties (short term)	$4,966,733	$351,357

Due from related parties (Long term)
BMV Finance	$2,076,221	$1,973,144
Simon Zutshi	1,395,228	1,268,094
BG3 Ltd.	740,506	703,743
Zutshi LLP	399,979	380,121
Vision1 Investments	294,464	279,845
Crowd Property	273,713	260,124
Throckley	219,916	208,998
Others	103,694	98,187
Property Mastermind International	124,577	116,008
Total due from related parties (long term)	$5,628,298	$5,288,264
	$10,595,031	$5,639,621

Subsequent to December 31, 2023, the amount due from Entrepreneur Resorts Limited was converted into 1,739,000 shares of common stock at a price per share of US $2.75. As a result, it has been concluded that no impairment is required.